UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.63%
Automobiles & Components - 1.11%
Continental AG (a)(b)	37,000	$3,492,298
ElringKlinger AG (b)	384,000	10,995,719
		14,488,017
Building Material and Garden Equipment and Supplies Dealers - 6.45%
Fastenal Co.	350,000	18,935,000
Home Depot, Inc. (c)	406,000	20,425,860
Sherwin-Williams Co. (c)	187,000	20,321,290
Wolseley PLC (b)	649,000	24,747,537
		84,429,687
Capital Goods - 2.21%
Bilfinger Berger SE (b)	187,000	17,565,465
Wienerberger AG (b)	968,000	11,349,428
		28,914,893
Chemical Manufacturing - 3.38%
BASF SE (b)	353,000	30,879,673
Colgate-Palmolive Co.	137,000	13,395,860
		44,275,533
Clothing and Clothing Accessories Stores - 6.10%
Fast Retailing Co. Ltd. (b)	107,000	24,381,056
Nordstrom, Inc.	261,000	14,542,920
Ross Stores, Inc. (c)	325,000	18,882,500
TJX Companies, Inc. (c)	558,000	22,158,180
		79,964,656
Computer and Electronic Product Manufacturing - 2.76%
FANUC Corp. (b)	66,000	11,705,690
Teradata Corp. (a)(c)	359,000	24,465,850
		36,171,540
Construction of Buildings - 4.37%
DR Horton, Inc.	1,264,000	19,174,880
Ryland Group, Inc. (c)	971,000	18,720,880
Toll Brothers, Inc. (a)(c)	805,000	19,311,950
		57,207,710
Couriers and Messengers - 1.33%
FedEx Corp. (c)	190,000	17,472,400
Credit Intermediation and Related Activities - 3.56%
Fifth Third Bancorp	886,000	12,448,300
Governor & Company of the Bank of Ireland - ADR	1,736,000	11,752,720
Wells Fargo & Co. (c)	655,000	22,361,700
		46,562,720
Data Processing, Hosting & Related Services - 2.15%
Google, Inc. (a)(c)	44,000	28,214,560
Fabricated Metal Product Manufacturing - 0.99%
Timken Co.	255,000	12,938,700
Food and Beverage Stores - 1.00%
Whole Foods Market, Inc. (c)	157,000	13,062,400
Food Manufacturing - 1.90%
Hershey Co.	199,000	12,204,670
HJ Heinz Co. (c)	237,500	12,718,125
		24,922,795
Food Services and Drinking Places - 2.70%
Buffalo Wild Wings, Inc. (a)	187,000	16,959,030
Chipotle Mexican Grill, Inc. (a)(c)	44,000	18,392,000
		35,351,030
General Merchandise Stores - 2.67%
Costco Wholesale Corp. (c)	146,000	13,256,800
Tractor Supply Co. (c)	239,000	21,643,840
		34,900,640
Machinery Manufacturing - 7.76%
Baker Hughes, Inc. (c)	283,000	11,869,020
Cummins, Inc.	149,000	17,885,960
Gardner Denver, Inc.	287,000	18,086,740
National Oilwell Varco, Inc.	216,000	17,165,520
WW Grainger, Inc. (c)	170,000	36,517,700
		101,524,940
Materials - 2.08%
Buzzi Unicem SpA (b)	1,438,000	16,867,670
Fuchs Petrolub AG (b)	185,000	10,356,733
		27,224,403
Merchant Wholesalers, Durable Goods - 1.58%
Beacon Roofing Supply, Inc. (a)	801,000	20,633,760
Miscellaneous Manufacturing - 0.93%
3M Co.	137,000	12,221,770
Motor Vehicle and Parts Dealers - 0.93%
AutoNation, Inc. (a)	356,000	12,214,360
Nonmetallic Mineral Product Manufacturing - 3.46%
Eagle Materials, Inc. (c)	612,000	21,267,000
USG Corp. (a)(c)	1,397,000	24,028,400
		45,295,400
Nonstore Retailers - 2.72%
Amazon.com, Inc. (a)(c)	100,000	20,251,000
eBay, Inc. (a)(c)	415,000	15,309,350
		35,560,350
Oil and Gas Extraction - 2.71%
Apache Corp. (c)	196,000	19,686,240
Continental Resources, Inc. (a)	184,000	15,790,880
		35,477,120
Primary Metal Manufacturing - 2.43%
Carpenter Technology Corp. (c)	350,000	18,280,500
Precision Castparts Corp. (c)	78,000	13,486,200
		31,766,700
Professional, Scientific, and Technical Services - 2.33%
priceline.com, Inc. (a)(c)	42,500	30,493,750
Rail Transportation - 3.15%
Norfolk Southern Corp. (c)	277,000	18,234,910
Union Pacific Corp. (c)	214,000	23,000,720
		41,235,630
Real Estate - 1.03%
Zillow, Inc. (a)	380,000	13,524,200
Support Activities for Mining - 1.79%
Halliburton Co.	310,500	10,305,495
Schlumberger Ltd. (b)	187,000	13,076,910
		23,382,405
Textile Product Mills - 1.46%
Mohawk Industries, Inc. (a)	287,000	19,088,370
Truck Transportation - 3.59%
JB Hunt Transport Services, Inc.	237,500	12,912,875
Landstar System, Inc.	263,000	15,180,360
Old Dominion Freight Line, Inc. (a)(c)	397,000	18,924,990
		47,018,225
TOTAL COMMON STOCKS (Cost $921,381,416)		1,055,538,664

REAL ESTATE INVESTMENT TRUSTS - 1.00%
Rayonier, Inc.	298,000	13,138,820
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,071,078)		13,138,820

EXCHANGE-TRADED FUNDS - 8.66%
iShares Dow Jones U.S. Home Construction Index Fund	976,000	14,366,720
iShares Dow Jones U.S. Transportation Average Index Fund	255,000	23,870,550
iShares MSCI Mexico Investable Market Index Fund	426,000	26,633,520
SPDR S&P Homebuilders ETF	881,000	18,791,730
SPDR S&P Regional Banking ETF	482,000	13,722,540
SPDR S&P Retail ETF	261,000	16,004,520
TOTAL EXCHANGE-TRADED FUNDS (Cost $104,047,011)		113,389,580

PURCHASED OPTIONS - 0.57%
Baker Hughes, Inc.
Expiration: April, 2012, Exercise Price: $48.00	1,900	17,100
Halliburton Co.
Expiration: April, 2012, Exercise Price: $35.00	1,750	64,750
iShares MSCI Emerging Markets Index Fund
Expiration: April, 2012, Exercise Price: $43.00	40,600	4,019,400
Expiration: June, 2012, Exercise Price: $37.00	75,000	3,300,000
TOTAL PURCHASED OPTIONS (Cost $11,860,585)		7,401,250

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.94%
AIM STIT - Treasury Portfolio	$77,701,621	77,701,621
TOTAL SHORT-TERM INVESTMENTS (Cost $77,701,621)		77,701,621

Total Investments (Cost $1,128,061,711) - 96.80%		1,267,169,935
Other Assets in Excess of Liabilities - 3.20%		41,938,702
TOTAL NET ASSETS - 100.00%		$1,309,108,637

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for short postions.

Marketfield Fund
Schedule of Options Written
March 31, 2012 (Unaudited)

	Contracts	Value
PUT OPTION
Baker Hughes, Inc.
Expiration: April, 2012, Exercise Price: $48.00	1,900	$1,187,500
Total Options Written (Premiums received $669,511)		$1,187,500

Marketfield Fund
Schedule of Securities Sold Short
March 31, 2012 (Unaudited)

	Shares	Value
Baidu, Inc. - ADR	88,000	$12,827,760
Boeing Co.	163,000	12,122,310
Central Fund of Canada Ltd. (1)(2)	1,220,000	26,766,800
Franklin Resources, Inc.	218,500	27,100,555
Grupo Financiero Galicia SA - ADR	264,000	1,697,520
ICICI Bank Ltd. - ADR	302,000	10,530,740
iShares JPMorgan USD Emerging Markets Bond Fund (2)	675,000	76,079,250
iShares FTSE China 25 Index Fund (2)	1,038,000	38,021,940
iShares MSCI Australia Index Fund (2)	865,000	20,336,150
iShares MSCI Brazil Index Fund (2)	319,000	20,652,060
iShares MSCI Malaysia Index Fund (2)	612,000	8,941,320
iShares MSCI South Africa Index Fund (2)	287,000	19,742,730
Itau Unibanco Holding SA - ADR	687,000	13,183,530
Leucadia National Corp.	567,000	14,798,700
Market Vectors Russia ETF (2)	214,000	6,610,460
Moody's Corp.	246,000	10,356,600
Oracle Corp.	422,000	12,305,520
PepsiCo, Inc.	198,000	13,137,300
Ping An Insurance Group Co. (1)	1,225,000	9,259,808
Silver Wheaton Corp. (1)	400,000	13,280,000
Utilities Select Sector SPDR Fund (2)	1,213,000	42,515,650
WisdomTree India Earnings Fund (2)	1,324,000	25,526,720
Total Securities Sold Short (Proceeds $429,814,434)		$435,793,423

ADR	American Depositary Receipt
(1)	Foreign security.
(2)	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at March 31, 2012.
was as follows*:

Cost of investments	$1,128,061,711
Gross unrealized appreciation on investments	167,238,145
Gross unrealized appreciation on short positions	11,204,057
Gross unrealized depreciation on investments	(23,670,586)
Gross unrealized depreciation on short positions	(17,183,045)
Gross unrealized depreciation on options	(4,977,324)
Net unrealized appreciation	$132,611,247

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2012 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Written Options	$1,187,500
Purchased Options	7,401,250
Total	$8,588,750

The Effect of Derivative Instruments on income for the period January 1, 2012 through March 31, 2012 was as follows:

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2012
as hedging instruments	through
March 31, 2012
Futures Contracts	$(878,940)
Written Options	6,568,968
Purchased Options	(655,124)
Total	$5,034,904

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period January 1, 2012
as hedging instruments	through
March 31, 2012
Written Options	$(2,359,893)
Purchased Options	(4,985,819)
Total	$(7,345,712)

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. Marketfield Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 31, 2007.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the
Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (the “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury
Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Foreign securities are valued at the last current sale price on the principal exchange. As a result, it is possible that the value of foreign securities may be materially affected by events occurring before the Fund’s pricing time
(close of the New York Stock Exchange) but after the close of the primary market or exchange on which the security is traded. Securities for which market quotations have been materially affected by events occurring before the close of NYSE but after the close of the securities’ primary markets, are valued at fair value as determined in good faith according to procedures approved by the Trust’s Board of Trustees.
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.

Summary of Fair Value Exposure at March 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices1	Observable Inputs1	Unobservable Inputs2	Total
Equity
Common Stocks#	$1,055,538,664	$-	$-	$1,055,538,664
Real Estate Investment Trusts	13,138,820	-	-	13,138,820
Exchange-Traded Funds	113,389,580	-	-	113,389,580
Total Equity	1,182,067,064	-	-	1,182,067,064

Derivative
Purchased Options	7,401,250	-	-	7,401,250
Total Derivative	7,401,250	-	-	7,401,250

Short-Term Investments	77,701,621	-	-	77,701,621

Total Investments in Securities	$1,267,169,935	$-	$-	$1,267,169,935

Short Sales	$435,793,423	$-	$-	$435,793,423

Other Financial Instruments3	$(517,989)	$-	$-	$(517,989)

#	For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

1	The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of March 31, 2012.

2	The Fund held no Level 3 securities during the period ended March 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the thee months ended March 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3	Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts and written options. Other financial instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          5/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          5/21/2012

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, Treasurer

Date          5/21/2012

* Print the name and title of each signing officer under his or her signature.